Submission	Oct. 08, 2025
Submission [Line Items]
Central Index Key	0001897540
Registrant Name	AOG Institutional Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A